Taxation - Schedule of Components of the Income Taxes (Benefit) Expense (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Components of the Income Taxes (Benefit) Expense [Abstract]
Current
Deferred		(46,948)
Total income taxes (benefit) expense		$ (46,948)